Organization and Nature of Operations	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

NOTE 1 - Organization and Nature of Operations

NeuroOne Medical Technologies Corporation (the “Company”), a Delaware Corporation, was originally incorporated as Original Source Entertainment, Inc. under the laws of the State of Nevada on August 20, 2009. Prior to the closing of the Acquisition (as defined below), the Company completed a series of steps contemplated by a Plan of Conversion pursuant to which the Company, among other things, changed its name to NeuroOne Medical Technologies Corporation, increased its authorized number of shares of common stock from 45,000,000 to 100,000,000, increased its authorized number of shares of preferred stock from 5,000,000 to 10,000,000 and reincorporated in Delaware. On July 20, 2017, the Company, through a wholly owned acquisition subsidiary, acquired 100% of the outstanding capital stock of NeuroOne, Inc. (“NeuroOne”) in a reverse triangular merger and reorganization pursuant to Section 368(a) of the Internal Revenue Code (the “Acquisition”). The Acquisition was accounted for as a capital transaction, or reverse recapitalization. NeuroOne was the accounting acquirer in this transaction. As such, the historical financial statements reflect the operations of NeuroOne for all periods presented prior to the date of Acquisition. NeuroOne was formed on October 7, 2016. The accompanying consolidated financial statements subsequent to the Acquisition include those of the Company, as well as those of its wholly owned subsidiary NeuroOne.

Subsequent to the Acquisition, the Company’s operating activities became the same as those of NeuroOne, an early-stage medical technology company developing comprehensive neuromodulation cEEG and sEEG monitoring, ablation, and brain stimulation solutions to diagnose and treat patients with epilepsy, Parkinson’s disease, essential tremors, and other brain related disorders.

To date, the Company has recorded no product sales and has a limited expense history. The Company is currently raising capital to fund the development of its proprietary technology and is seeking regulatory clearances required to initiate commercial activities.

The Company is based in Minnetonka, Minnesota effective December 1, 2018. The Company was previously based in Eden Prairie, Minnesota.

Acquisition of NeuroOne, Inc.

The Acquisition was consummated on July 20, 2017 (the “Closing”) and, pursuant to the terms of the merger agreement, (i) all outstanding shares of common stock of NeuroOne, par value $0.0001 per share (the “NeuroOne Shares”), were exchanged for shares of the Company’s common stock, par value $0.001 per share (the “Company Shares”), based on the exchange ratio of 17.0103706 Company Shares for every one NeuroOne Share (the “Exchange Ratio”), resulting in the Company issuing, on July 20, 2017, an aggregate of 6,291,994 Company Shares for all of the then-outstanding NeuroOne Shares, (ii) all outstanding options of NeuroOne were replaced with options to purchase Company Shares based on the Exchange Ratio, with corresponding adjustments to their respective exercise prices, pursuant to which the Company reserved 992,265 Company Shares for issuance upon the exercise of options, (iii) all warrants of NeuroOne were replaced with warrants to purchase Company Shares and (iv) the Company assumed the outstanding convertible promissory notes of NeuroOne. NeuroOne options had been issued pursuant to the NeuroOne 2016 Equity Incentive Plan. Pursuant to the merger agreement, the Company assumed the NeuroOne 2016 Equity Incentive Plan upon the Closing.

Pursuant to the Acquisition, the Company acquired 100% of NeuroOne Shares in exchange for the issuance of Company Shares and NeuroOne became the Company’s wholly-owned subsidiary. Also at the Closing, Mr. Samad (the majority owner of the Company prior to the Acquisition) tendered for cancellation 3,500,000 Company Shares held by him as part of the conditions to Closing.

All issued and outstanding common stock share amounts, options for common stock and per share amounts contained in the consolidated financial statements were retroactively adjusted to reflect the Exchange Ratio for all periods presented.